Stock Based Compensation Options Outstanding and Exercisable by Range of Exercise Prices (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	766	2,099
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 58 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 36.41	$ 41.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	411
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	2 years 358 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 38.16
$15.46 - $23.17 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	43
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 329 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 21.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	43
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 329 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 21.80
$23.18 - $30.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	254
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 146 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 26.58
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	127
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 321 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 26.26
$30.91 - $38.61 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	193
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 197 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 34.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	43
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 204 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 35.09
$38.62 - $61.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	276
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 49.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	198
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	1 year 318 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 50.02